Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Jan. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of associated liabilities	$ 22,892	$ 24,173
Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	14,898	15,032
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 9,458	$ 9,854